Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	$ 323,286,022
Financial assets at end of period	305,585,949	$ 323,286,022
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(89,205,444)	(79,785,895)
Increases (decreases) for the year	10,773,445	22,025,354
Amounts written off	(9,460,991)	(10,915,012)
Increases (decreases) in foreign currency translation differences	1,801	(1,334)
Other	(21,666)
Decreases to be classified as held for sale		(1,689,459)
Financial assets at end of period	$ (90,498,033)	$ (89,205,444)